COMMITMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
COMMITMENTS
2019	$ 47.7
2020	38.9
2021	29.4
2022	18.8
2023	12.9
2024 and thereafter	37.1
Total minimum lease payments	184.8
Rent expense for operating leases from continuing operations	$ 66.0	$ 64.0	$ 58.0